Note 4	6 Months Ended
Jun. 30, 2011
Notes to Consolidated Financial Statements
4. MEDITECH follows the provisions of ASC 220-10, Comprehensive Income, which establishes standards for reporting and display of comprehensive income and its components in financial statements. Comprehensive income is the total of net income and all other non-owner changes in equity including items such as net unrealized gains or losses on marketable securities classified as available for sale, foreign currency translation adjustments and minimum pension liability adjustments.

	3 months	ended on	6 months	ended on
	Jun 30, 2010	Jun 30, 2011	Jun 30, 2010	Jun 30, 2011

Net income	$23,217,898	$31,199,385	$44,744,564	$59,103,749
Net unrealized security gain	(13,034,718)	7,906,273	(9,696,361)	18,152,409

Comprehensive income	$10,183,180	$39,105,658	$35,048,203	$77,256,158